Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Financial Assets [Abstract]
Summary of Other Financial Assets

Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Financial investments	—	—	—
Loans	219	259	307
Loan related security deposit	—	—	—
Deposits and guarantees	274	284	396
Liquidity contract	267	770	1,023
TOTAL	760	1,313	1,727

Financial assets - Current	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Financial investments	—	—	—
Loans	—	—	—
Loan related security deposit	0	—	—
Deposits and guarantees	31	—	—
Liquidity contract	—	—	—
TOTAL	31	—	—

Financial assets - Non current	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Financial investments	—	—	—
Loans	219	259	307
Loan related security deposit	(0)	—	(0)
Deposits and guarantees	243	284	396
Liquidity contract	267	770	1,023
TOTAL	729	1,313	1,727